SCHEDULE OF ESTIMATED GRANT DATE FAIR VALUE OF PSU (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Oct. 07, 2024	Jul. 08, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair Value of Common Stock				$ 78.50	$ 100.00
Contractual terms (years)		3 months	3 years 5 months 26 days
Performance Shares [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair Value of Common Stock	$ 116.2	$ 116.2
Selected Volatility	60.00%	60.00%
Risk-free interest rate	3.42%	3.42%
Contractual terms (years)	3 years	3 years